Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%

Corporate — 0.4%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,920	$1,804,093

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	671,143

New York — 147.5%

Corporate — 5.2%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,062,789
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	7,385	7,732,410
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	860	788,152
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,590	1,522,212
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/30	2,500	2,447,610
New York Transportation Development Corp., RB 5.63%, 04/01/40	2,570	2,543,070
AMT, 5.00%, 10/01/35	2,620	2,500,274
AMT, 5.00%, 10/01/40	500	453,730
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,755	1,474,491

		20,524,738

County/City/Special District/School District — 31.6%
Battery Park City New York Authority, RB
Sustainability Bonds, 5.00%, 11/01/41	810	840,377
Sustainability Bonds, 5.00%, 11/01/42	1,585	1,637,569
Sustainability Bonds, 5.00%, 11/01/43	1,920	1,979,857
Sustainability Bonds, 5.00%, 11/01/48	1,835	1,867,131
City of New York, GO
Series A-1, 4.00%, 09/01/46	2,285	1,941,808
Series A-1, 5.00%, 08/01/47	2,960	2,946,172
Series E1, 5.25%, 04/01/44	10,000	10,308,929
Series F-1, 4.00%, 03/01/47	2,730	2,322,086
Series I, 5.00%, 03/01/36	3,500	3,509,791
Sub-Series D-1, 5.50%, 05/01/46	1,360	1,421,207
Sub-Series E-1, 4.00%, 04/01/45	2,470	2,136,162
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	1,845,411
Series A, 4.25%, 04/01/52	5,000	4,186,859
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/49	4,235	3,528,000
Series B, (AGM), 5.00%, 04/01/40	2,155	2,191,363
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/29	4,060	4,157,076
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	1,525	1,515,490
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	450	347,949
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	685	554,607
New York City Industrial Development Agency, RB(b)
(AGC), 0.00%, 03/01/39	5,000	2,191,105

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Industrial Development Agency, RB(b) (continued)
(AGC), 0.00%, 03/01/43	$4,330	$1,468,010
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	4,395	3,691,719
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	2,030	2,039,488
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	1,000	1,000,311
Series B-1, 5.00%, 08/01/45	4,425	4,398,491
Sub-Series A-3, 4.00%, 08/01/43	3,320	2,891,772
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,523,062
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,695,069
Subordinate, 4.00%, 02/01/39	1,650	1,528,725
Series A, Subordinate, 4.00%, 05/01/53	1,585	1,340,193
Series A-2, Subordinate, 5.00%, 08/01/39	4,105	4,166,625
Series C, Subordinate, 4.00%, 05/01/45	2,175	1,888,093
Series F-1, Subordinate, 5.00%, 02/01/44	430	435,190
New York City Transitional Finance Authority, RB, Subordinate, 5.25%, 05/01/50	4,120	4,222,248
New York Convention Center Development Corp., RB, CAB(b)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	867,596
Series B, Sub Lien, 0.00%, 11/15/47	6,740	1,581,569
Series B, Sub Lien, 0.00%, 11/15/48	3,550	829,797
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,039,679
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/40	7,370	7,375,874
5.00%, 11/15/45	13,995	14,014,194
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(c)	6,110	5,452,315
Series A, 3.00%, 11/15/51	4,805	3,114,924
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,400	1,077,789
Series A, (SAW), 2.00%, 07/15/35	830	615,899
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,289,480
Series A, 4.13%, 05/15/53	1,980	1,672,885
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,115,679

		124,765,625

Education — 14.1%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	880	524,216
4.00%, 07/01/51	915	457,737
Build NYC Resource Corp., RB, 5.75%, 06/01/52(c)	1,000	931,210
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/43	525	525,414
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	1,370	1,373,036
5.00%, 07/01/48	345	339,837
5.00%, 07/01/52	1,635	1,595,249
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	1,180	1,193,081
4.00%, 07/01/46	1,825	1,543,249

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	$815	$821,834
Series B, 5.00%, 07/01/43	2,940	2,957,030
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	500	449,818
Series A, 4.00%, 07/01/50	14,560	12,179,785
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	4,580	4,969,685
Series A, 5.00%, 07/01/46	490	444,908
Sustainability Bonds, 5.00%, 07/01/48	580	574,943
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	2,130	2,129,998
Series A, 5.00%, 07/01/35	1,380	1,326,753
Series A, 4.00%, 07/01/37	240	209,591
Series A, 5.00%, 07/01/43	2,520	2,455,538
Series A, 5.00%, 07/01/48	6,900	6,904,418
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 12/01/38	1,835	1,893,527
5.00%, 12/01/39	3,215	3,309,356
4.00%, 12/01/47	1,650	1,410,581
Troy Capital Resource Corp., Refunding RB 5.00%, 09/01/35	550	560,561
4.00%, 09/01/40	985	829,512
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,272,102
Series A, 5.00%, 07/01/41	825	825,869
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	380	324,703
Series A, 5.00%, 10/15/50	645	517,349

		55,850,890

Health — 7.6%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,278,843
Class A, 5.50%, 07/01/47	920	747,864
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,715,316
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	201,259
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	800	640,311
Series A, 5.00%, 12/01/32	830	829,303
Series A, 5.00%, 12/01/37	350	334,353
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/38	1,450	1,207,580
4.00%, 12/01/39	525	433,169
4.00%, 12/01/46	2,870	2,241,135
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	1,100	897,789
Series C, 4.25%, 05/01/39	1,000	916,486
Series D, 4.25%, 05/01/39	300	274,946
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	460	292,742
4.00%, 07/01/47	3,250	2,670,889
4.25%, 05/01/52	4,355	3,536,997
5.00%, 05/01/52	4,650	4,506,410

Security	Par (000)	Value

Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/32	$3,525	$3,563,009
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	3,070	2,028,975
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	625	627,836
Westchester County Local Development Corp., Refunding RB(c)
5.00%, 07/01/41	610	480,917
5.00%, 07/01/56	680	480,009

		29,906,138

Housing — 6.9%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.80%, 02/01/53	3,440	3,168,737
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	275	253,906
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	385,734
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	1,080	937,580
New York City Housing Development Corp., Refunding RB 4.25%, 11/01/43	3,990	3,502,694
Series F-1-A, Sustainability Bonds, 3.30%, 11/01/46	560	422,676
New York City Housing Development Corp., Refunding RB, M/F Housing
Sustainability Bonds, 3.85%, 05/01/58	2,084	1,526,214
Series B-1-A, Sustainability Bonds, 3.75%, 11/01/54	1,615	1,197,452
New York State Housing Finance Agency, RB, M/F Housing
Series D, (SONYMA), 3.80%, 11/01/49	2,050	1,541,008
Series E, (SONYMA), 3.80%, 11/01/49	1,130	849,250
Series A, AMT, 4.65%, 11/15/38	950	865,048
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,525	1,403,330
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	625	558,034
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39	2,415	2,027,598
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, 250th Series, (SONYMA), 4.80%, 10/01/48	3,960	3,555,459
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,040	974,184
Series 218, AMT, 3.85%, 04/01/38	125	113,398
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,680	1,508,671
Series 194, AMT, 3.80%, 04/01/28	2,485	2,407,994

		27,198,967

State — 14.9%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,460	4,988,015
New York State Dormitory Authority, RB Series A, 5.00%, 03/15/38	3,970	4,039,419

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Dormitory Authority, RB (continued)
Series A, 5.00%, 03/15/40	$4,580	$4,615,748
Series A, 5.00%, 03/15/44	5,275	5,265,615
Series A, 5.00%, 03/15/45	3,300	3,283,829
Series C, 4.00%, 03/15/45	3,900	3,309,703
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,460	1,468,867
Series B, 5.00%, 02/15/37	2,130	2,176,648
Series D, 5.00%, 02/15/48	4,835	4,851,914
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46	1,770	1,785,273
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	6,400	5,577,822
Series A, 5.00%, 03/15/46	4,070	4,110,285
Series A, 3.00%, 03/15/50	3,855	2,528,333
Series C, 5.00%, 03/15/32	2,000	2,001,572
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	5,500	4,745,323
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	4,075	4,157,907

		58,906,273

Tobacco — 2.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	2,190	1,936,870
5.00%, 06/01/48	820	691,014
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	292,637
Series A-2B, 5.00%, 06/01/51	1,110	950,109
Series B, 5.00%, 06/01/41	655	620,057
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,106,538
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	310	314,429
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,350	2,084,761

		8,996,415

Transportation — 41.3%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,535	2,485,380
Hudson Yards Infrastructure Corp., Refunding RB, Series A, (AGM), 4.00%, 02/15/47	2,760	2,366,931
Metropolitan Transportation Authority Refunding RB, Series B, 5.25%, 11/15/55	2,350	2,290,498
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(d)	5,405	5,406,778
Series A-1, 4.00%, 11/15/45	1,125	927,688
Series B, 5.25%, 11/15/38	1,220	1,220,473
Series D-3, 4.00%, 11/15/49	3,320	2,639,910
Series E, 5.00%, 11/15/38	7,785	7,784,107
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/48	3,490	3,482,745
Series A, 5.00%, 11/15/49	2,200	2,182,401
Series A-1, (AGM), 4.00%, 11/15/54	2,155	1,719,521
Series C-1, 4.75%, 11/15/45	4,580	4,212,320
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,466,403
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,298,422

Security	Par (000)	Value

Transportation (continued)
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	$800	$784,039
New York Liberty Development Corp., Refunding RB
Series 1, 2.25%, 02/15/41	5,700	3,742,102
Series 1, 3.00%, 02/15/42	1,110	811,821
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/43	6,420	5,545,137
Series N, 4.00%, 01/01/44	2,750	2,347,890
Series A, Junior Lien, 5.00%, 01/01/36	1,715	1,730,540
New York State Thruway Authority, Refunding RB
Series K, 5.00%, 01/01/29	2,225	2,258,091
Series K, 5.00%, 01/01/31	1,500	1,506,506
Series O, 4.00%, 01/01/44	2,005	1,705,626
Series B, Subordinate, 4.00%, 01/01/45	5,945	4,983,870
Series B, Subordinate, 4.00%, 01/01/50	3,240	2,608,171
New York Transportation Development Corp. Refunding RB, 5.00%, 12/01/37	2,350	2,308,547
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	2,000	1,998,899
AMT, 5.00%, 12/01/35	1,595	1,579,023
AMT, 5.00%, 12/01/39	950	918,051
AMT, 5.00%, 12/01/41	550	524,144
Series A, AMT, 5.00%, 07/01/46	8,210	7,567,613
Series A, AMT, 5.25%, 01/01/50	6,685	6,283,433
New York Transportation Development Corp., RB, AMT, 4.00%, 10/31/46	1,815	1,425,764
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	124,987
AMT, 5.00%, 04/01/35	110	109,546
AMT, 5.00%, 04/01/36	120	118,333
AMT, 5.00%, 04/01/37	140	136,740
AMT, 5.00%, 04/01/38	70	67,763
AMT, 5.00%, 04/01/39	95	91,542
Port Authority of New York & New Jersey, ARB
Series 242, 5.00%, 12/01/39	790	785,959
177th Series, AMT, 4.00%, 01/15/43	735	598,488
Series 221, AMT, 4.00%, 07/15/39	4,925	4,301,950
Series 221, AMT, 4.00%, 07/15/55	8,850	6,808,431
Port Authority of New York & New Jersey, Refunding ARB 5.00%, 10/15/47	1,000	1,003,133
179th Series, 5.00%, 12/01/38	1,390	1,390,765
205th Series, 5.00%, 11/15/47	4,000	3,968,378
Series 198, 5.25%, 11/15/56	870	877,308
178th Series, AMT, 5.00%, 12/01/30	4,030	4,029,911
178th Series, AMT, 5.00%, 12/01/43	750	730,969
186th Series, AMT, 5.00%, 10/15/44	1,000	965,334
195th Series, AMT, 5.00%, 04/01/36	1,500	1,507,693
234th Series, AMT, 5.50%, 08/01/52	1,630	1,650,263
Series 178th, AMT, 5.00%, 12/01/33	1,140	1,139,763
Port Authority of New York & New Jersey, Refunding RB, Series 231st, AMT, 5.50%, 08/01/47	3,810	3,882,785
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	4,603,382
Sub-Series B-1, 5.00%, 11/15/48	1,770	1,767,490
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/45	510	510,737
Series A, 5.25%, 11/15/45	565	565,212
Series A, 5.00%, 11/15/50	1,615	1,596,396

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series A-1, 5.00%, 05/15/51	$1,800	$1,780,735
Series C, 5.25%, 11/15/42	715	747,248
Series C, 5.00%, 05/15/47	4,805	4,805,800
Series C, 4.13%, 05/15/52	4,900	4,067,603
Series C, 5.25%, 05/15/52	5,350	5,437,685
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(b)	9,700	6,639,746

		162,924,919

Utilities — 23.6%
Long Island Power Authority, RB 5.00%, 09/01/35	2,000	2,081,852
5.00%, 09/01/36	975	984,050
5.00%, 09/01/37	3,825	3,928,999
(BAM-TCRS), 5.00%, 09/01/42	5,700	5,741,437
5.00%, 09/01/47	1,625	1,621,952
Series E, 5.00%, 09/01/48	565	566,040
Series E, 5.00%, 09/01/53	2,865	2,867,889
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	936,989
New York City Municipal Water Finance Authority, RB 5.25%, 06/15/48	6,970	7,196,705
Series BB-1, 3.00%, 06/15/50	2,730	1,784,404
Series CC-1, 4.00%, 06/15/52	6,600	5,498,835
Series DD, 5.00%, 06/15/47	2,750	2,716,646
Series GG, 5.00%, 06/15/48	1,160	1,166,683
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	1,935	1,694,322
Series DD, 4.13%, 06/15/47	3,960	3,450,772
Series EE, 5.00%, 06/15/45	2,750	2,788,508
Series GG, 5.00%, 06/15/39	5,090	5,127,385
Series HH, 5.00%, 06/15/39	3,000	2,993,640
New York Power Authority, RB 5.00%, 11/15/48	2,565	2,570,820
5.13%, 11/15/58	6,430	6,394,549
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	9,875	8,278,098
Series A, 4.00%, 11/15/55	8,545	6,941,498
Series A, 4.00%, 11/15/60	560	450,815
New York State Environmental Facilities Corp., RB 5.00%, 08/15/41	1,370	1,388,962
Series B, 5.00%, 03/15/45	5,145	5,168,694
New York State Environmental Facilities Corp., Refunding RB, Subordinate, 5.00%, 06/15/41	4,410	4,468,348
Rockland County Solid Waste Management Authority, RB, Series A, AMT, 4.00%, 12/15/46	1,125	914,880
Utility Debt Securitization Authority, Refunding RB, Series A, Restructured, 5.00%, 12/15/35	3,500	3,595,508

		93,319,280

Total Municipal Bonds in New York		582,393,245

Puerto Rico — 5.2%

State — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	610,736
Series A-1, Restructured, 5.00%, 07/01/58	1,042	903,032
Series A-2, Restructured, 4.78%, 07/01/58	123	102,983

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$1,378	$1,189,920
Series B-1, Restructured, 4.75%, 07/01/53	746	630,571
Series B-1, Restructured, 5.00%, 07/01/58	9,024	7,831,557
Series B-2, Restructured, 4.33%, 07/01/40	7,120	6,146,263
Series B-2, Restructured, 4.78%, 07/01/58	722	603,683
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	10,409	2,572,984

Total Municipal Bonds in Puerto Rico		20,591,729

South Carolina — 1.0%

Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	3,785,999

Total Municipal Bonds — 154.3% (Cost: $654,395,472)		609,246,209

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 6.4%

County/City/Special District/School District — 1.4%
City of New York, GO, Series B, 5.25%, 10/01/47	5,395	5,524,740

State — 2.5%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	9,982,208

Transportation — 2.5%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,465,701
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,000	4,150,616

		9,616,317

Total Municipal Bonds in New York		25,123,265

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.4% (Cost: $25,961,567)		25,123,265

Total Long-Term Investments — 160.7% (Cost: $680,357,039)		634,369,474

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.83%(f)(g)	23,826,434	$23,826,434

Total Short-Term Securities — 6.0% (Cost: $23,826,434)		23,826,434

Total Investments — 166.7% (Cost: $704,183,473)		658,195,908

Liabilities in Excess of Other Assets — (0.7)%		(2,883,031)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.3)%		(13,028,158)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.7)%		(247,484,956)

Net Assets Applicable to Common Shares — 100.0%		$394,799,763

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$11,465,077	$12,361,357	(a)	$—	$—	$—	$23,826,434	23,826,434	$197,407	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	97	12/19/23	$10,285	$122,841
U.S. Long Bond	153	12/19/23	16,667	378,988
5-Year U.S. Treasury Note	87	12/29/23	9,087	54,312

				$556,141

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$609,246,209	$—	$609,246,209
Municipal Bonds Transferred to Tender Option Bond Trusts	—	25,123,265	—	25,123,265
Short-Term Securities
Money Market Funds	23,826,434	—	—	23,826,434

	$23,826,434	$634,369,474	$—	$658,195,908

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$556,141	$—	$—	$556,141

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(12,949,999)	$—	$(12,949,999)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(260,649,999)	$—	$(260,649,999)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

Portfolio Abbreviation (continued)

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7